LONG-TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 10:-	LONG-TERM LOANS FROM BANKS

a.	Composition:

	Interest rate		December 31,
	2016	2015	2016	2015
	%

In, or linked to Dollars (see c below )	3.71%	3.71%	$14,356	$13,145
In other currencies	10%-17%	10%	662	60
			$15,018	$13,205

Less - current maturities			4,836	4,820

			$10,182	$8,385

b.	As of December 31, 2016, the aggregate annual maturities of the long-term loans are as follows:

2017 (current maturities)	4,836
2018	5,184
2019	2,330
2020 and thereafter	2,668

$15,018

c.
In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired the activities and assets of Cellocator Ltd. (“Cellocator”), the acquisition of Pointer Brazil (see note 1e), the acquisition of Cielo Telecom Ltda. and utilize of credit facilities, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $ 20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries’ debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2010 and thereafter.

3.
The ratio of Pointer Telocation Ltd.’s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4.2 in 2013-2014, 3.5 in 2015, 3 in 2016 and 2.5 in 2017 and thereafter.

As of December 31, 2016 the Company is in compliance with the financial covenants of its bank loans.